Investment in securities	12 Months Ended
Dec. 31, 2021
Investments, Debt and Equity Securities [Abstract]
Investment in securities
Note 5: Investment in securities

Amortized Cost, Carrying Amount and Fair Value
On the consolidated balance sheets, equity securities and AFS investments are carried at fair value and HTM investments are carried at amortized cost.

	December 31, 2021				December 31, 2020
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
Equity securities
Mutual funds	724	—	(502)	222	5,274	2,531	(488)	7,317
Total equity securities	724	—	(502)	222	5,274	2,531	(488)	7,317

Available-for-sale
US government and federal agencies	3,163,964	30,945	(51,285)	3,143,624	2,493,659	72,713	(306)	2,566,066
Non-US governments debt securities	291,119	—	(1,526)	289,593	22,797	—	(389)	22,408
Asset-backed securities - Student loans	13,290	—	(116)	13,174	13,290	—	(345)	12,945
Residential mortgage-backed securities	27,191	218	(70)	27,339	58,589	1,108	—	59,697
Total available-for-sale	3,495,564	31,163	(52,997)	3,473,730	2,588,335	73,821	(1,040)	2,661,116

Held-to-maturity¹
US government and federal agencies	2,763,344	57,497	(34,729)	2,786,112	2,194,371	110,526	(141)	2,304,756
Total held-to-maturity	2,763,344	57,497	(34,729)	2,786,112	2,194,371	110,526	(141)	2,304,756
¹ For the years ended December 31, 2021, 2020 and 2019, impairments recognized in other comprehensive income for HTM investments were nil.

Investments with Unrealized Loss Positions
The Bank does not believe that the AFS debt securities that were in an unrealized loss position as of December 31, 2021, comprising 67 securities representing 73.6% of the AFS portfolios' carrying value (December 31, 2020: 13 and 5.9%), represent credit losses. Total gross unrealized AFS losses were 2.1% of the fair value of the affected securities (December 31, 2020: 0.7%).

The Bank’s HTM debt securities are comprised of US government and federal agencies securities and have a zero credit loss assumption under the CECL model. HTM debt securities that were in an unrealized loss position as of December 31, 2021, were comprised of 57 securities representing 59.1% of the HTM portfolios’ carrying value (December 31, 2020: 3 and 1.7%). Total gross unrealized HTM losses were 2.2% of the fair value of affected securities (December 31, 2020: 0.4%).

Management does not intend to sell and it is likely that management will not be required to sell the securities prior to the anticipated recovery of the cost of these securities. Unrealized losses were attributable primarily to changes in market interest rates, relative to when the investment securities were purchased, and not due to a decrease in the credit quality of the investment securities. The issuers continue to make timely principal and interest payments on the securities. The following describes the processes for identifying credit impairment in security types with the most significant unrealized losses as shown in the preceding tables.

Management believes that all the US government and federal agencies securities do not have any credit losses, given the explicit and implicit guarantees provided by the US federal government.

Management believes that all the Non-US governments debt securities do not have any credit losses, given the explicit guarantee provided by the issuing government.

Investments in Asset-backed securities - Student loans are composed primarily of securities collateralized by Federal Family Education Loan Program loans (“FFELP loans”). FFELP loans benefit from a US federal government guarantee of at least 97% of defaulted principal and accrued interest, with additional credit support provided in the form of over-collateralization, subordination and excess spread, which collectively total in excess of 100%. Accordingly, the vast majority of FFELP loan-backed securities are not exposed to traditional consumer credit risk.

Investments in Residential mortgage-backed securities relate to 4 securities (December 31, 2020: none) which are rated AAA and possess similar significant credit enhancement as described above. No credit losses were recognized on these securities as the weighted average credit support and the weighted average loan-to-value ratios range from 15% - 38% and 51% - 57% , respectively. Current credit support is significantly greater than any delinquencies experienced on the underlying mortgages.
In the following tables, debt securities with unrealized losses that are not deemed to be credit impaired and for which an allowance for credit losses has not been recorded are categorized as being in a loss position for "less than 12 months" or "12 months or more" based on the point in time that the fair value most recently declined below the amortized cost basis.

	Less than 12 months		12 months or more
December 31, 2021	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Total fair value	Total gross unrealized losses
Available-for-sale securities with unrealized losses
US government and federal agencies	2,144,105	(47,214)	102,428	(4,071)	2,246,533	(51,285)
Non-US governments debt securities	267,201	(1,125)	22,392	(401)	289,593	(1,526)
Asset-backed securities - Student loans	—	—	13,174	(116)	13,174	(116)
Residential mortgage-backed securities	8,051	(70)	—	—	8,051	(70)
Total available-for-sale securities with unrealized losses	2,419,357	(48,409)	137,994	(4,588)	2,557,351	(52,997)

Held-to-maturity securities with unrealized losses
US government and federal agencies	1,568,315	(33,554)	29,713	(1,175)	1,598,028	(34,729)

	Less than 12 months		12 months or more
December 31, 2020	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses	Total fair value	Total gross unrealized losses
Available-for-sale securities with unrealized losses
US government and federal agencies	120,599	(279)	236	(27)	120,835	(306)
Non-US governments debt securities	15	—	22,393	(389)	22,408	(389)
Asset-backed securities - Student loans	—	—	12,945	(345)	12,945	(345)
Total available-for-sale securities with unrealized losses	120,614	(279)	35,574	(761)	156,188	(1,040)

Held-to-maturity securities with unrealized losses
US government and federal agencies	36,079	(141)	—	—	36,079	(141)
Investment Maturities
The following table presents the remaining term to contractual maturity of the Bank’s securities. The actual maturities may differ as certain securities offer prepayment options to the borrowers.

	Remaining term to maturity
December 31, 2021	Within 3 months	3 to 12 months	1 to 5 years	5 to 10 years	Over 10 years	No specific or single maturity	Carrying amount
Available-for-sale
US government and federal agencies	—	—	640,654	183,155	—	2,319,815	3,143,624
Non-US governments debt securities	—	—	289,593	—	—	—	289,593
Asset-backed securities - Student loans	—	—	—	—	—	13,174	13,174
Residential mortgage-backed securities	—	—	—	—	—	27,339	27,339
Total available-for-sale	—	—	930,247	183,155	—	2,360,328	3,473,730

Held-to-maturity
US government and federal agencies	—	—	—	—	—	2,763,344	2,763,344

Pledged Investments
The Bank pledges certain US government and federal agencies investment securities to further secure the Bank's issued customer deposit products. The secured party does not have the right to sell or repledge the collateral.

	December 31, 2021		December 31, 2020
Pledged Investments	Amortized cost	Fair value	Amortized cost	Fair value
Available-for-sale	807	842	1,387	1,456
Held-to-maturity	33,102	31,958	2,460	2,623
Sale Proceeds and Realized Gains and Losses of AFS Securities

	Year ended
	December 31, 2021			December 31, 2020			December 31, 2019
	Sale proceeds	Gross realized gains	Gross realized (losses)	Sale proceeds	Gross realized gains	Gross realized (losses)	Sale proceeds	Gross realized gains	Gross realized (losses)
US government and federal agencies	189,417	1,563	(1,802)	349,699	1,171	(55)	35,001	115	—
Non-US governments debt securities	—	—	—	3,266	104	—	—	—	—
Corporate debt securities	—	—	—	—	—	—	64,787	49	(141)
Commercial mortgage-backed securities	—	—	—	—	—	—	124,545	901	(272)
Pass-through note	—	—	—	—	—	—	972	972	—
Total	189,417	1,563	(1,802)	352,965	1,275	(55)	225,305	2,037	(413)

Taxability of Interest Income
None of the investments' interest income have received a specific preferential income tax treatment in any of the jurisdictions in which the Bank owns investments.